Operating Costs and Expense (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Personnel and management	R$ 1,026,862	R$ 1,550,857	R$ 1,601,895
Provisions For Performance And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	42,008	367,423	481,681
Personnel [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	962,009	1,161,230	1,098,279
Personnel [Member] | Salaries And Management Fees [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	655,094	691,660	696,837
Personnel [Member] | Social Charges On Payroll [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	217,267	227,381	227,485
Personnel [Member] | Meal Assistance And Education Allowance [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	98,963	102,957	107,052
Personnel [Member] | Compensation Voluntary Termination Program Retirement [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	(9,315)	139,232	66,905
Management Catagories [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	22,845	22,204	21,935
Management Catagories [Member] | Salaries And Management Fees [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	18,717	18,118	18,465
Management Catagories [Member] | Social Charges On Payroll [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	3,872	3,832	3,233
Management Catagories [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	R$ 256	R$ 254	R$ 237